Significant Accounting Policies - Revenue recognition (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) item	Dec. 31, 2018 CNY (¥) item	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Jan. 01, 2018 CNY (¥)
Total revenues	$ 166,609	¥ 1,145,517,000	¥ 847,993,000	¥ 418,281,000
Capitalized contract cost		137,666,000,000
Amortization of contract cost		86,394,000,000
Impairment of contract cost assets		0
Contract liability
Contract liability		1,559,875,000			¥ 1,112,596,000
Future output VAT associated with contract liability		93,593,000			66,756,000
Refund liability		22,653,000			22,443,000
Deferred revenues		1,676,121,000			¥ 1,201,795,000
Revenue recognized from contract with customer liability		685,567
Revenue recognized from performance obligations satisfied		0
Remaining performance obligation amount		¥ 1,559,875,000,000
Minimum | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-01-01
Contract liability
Revenue expected to be recognized (in months)		12 months
Maximum | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-01-01
Contract liability
Revenue expected to be recognized (in months)		18 months
One-on-one offerings
Total revenues	151,956	¥ 1,044,769,000	835,649,000	¥ 418,281,000
Small class offerings
Total revenues	$ 14,653	¥ 100,748,000	¥ 12,344,000
Prepaid credit packages
Number of lessons | item	3	3
Term of lessons (in minutes)	45	45
Number of foreign teachers | item	2	2
Number of Chinese english teachers | item	1	1
Total revenues		¥ 1,114,551,000
Prepaid credit packages | Maximum
Package term (in months)	36 months	36 months
Prepaid credit packages | One-on-one offerings
Total revenues		¥ 1,013,803,000
Prepaid credit packages | One-on-one offerings | Minimum
Number of lesson credits in prepaid credit package | item	60	60
Term (in months and weeks)	3 months	3 months
Prepaid credit packages | One-on-one offerings | Maximum
Number of lesson credits in prepaid credit package | item	450	450
Term (in months and weeks)	33 months	33 months
Prepaid credit packages | Small class offerings
Total revenues		¥ 100,748,000
Prepaid credit packages | Small class offerings | Minimum
Term (in months and weeks)	2 months	2 months
Prepaid credit packages | Small class offerings | Maximum
Term (in months and weeks)	1 year	1 year
Prepaid membership packages
Number of lessons per day students can book within membership period | item	1	1
Adjustment of effects of significant financing component	true	true
Total revenues		¥ 30,966,000
Prepaid membership packages | Minimum
Term (in months and weeks)	3 months	3 months
Prepaid membership packages | Maximum
Term (in months and weeks)	36 months	36 months
Prepaid membership packages | One-on-one offerings
Total revenues		¥ 30,966,000